Taxes (Details) - Schedule of deferred tax assets comprised - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Deferred tax assets:
Allowance for doubtful accounts	$ 301,229	$ 329,893
Accrued member rewards	32,693	62,761
Accrued employee bonus	74,219	54,470
Accrued asset retirement obligation	113,033
Accrued employee retirement pension	59,127
Investment loss from equity method investment	54,336
Net operating loss carry-forwards	25,903
Total deferred tax assets	660,540	447,124
Valuation allowance	(25,903)
Total deferred tax assets, net	634,637	447,124
Deferred tax liability:
Change in fair value of purchase option	(115,728)
Total deferred tax liability	(115,728)
Deferred tax assets, net	$ 518,909	$ 447,124